AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.9%
	AEROSPACE/DEFENSE — 1.2%
122	Airbus S.E.*	$15,606
	BANKS — 17.1%
1,102	Australia & New Zealand Banking Group Ltd.	22,057
3,684	Banco Bilbao Vizcaya Argentaria S.A.	22,020
1,048	National Australia Bank Ltd.	21,990
1,574	Regions Financial Corp.	34,313
642	Societe Generale S.A.	22,077
320	Western Alliance Bancorp	34,448
1,428	Westpac Banking Corp.	22,181
544	Zions Bancorp N.A.	34,359
		213,445
	BUILDING MATERIALS — 4.8%
222	Builders FirstSource, Inc.*	19,028
222	Cie de Saint-Gobain	15,637
60	Sika A.G.	25,035
		59,700
	CHEMICALS — 6.0%
410	Covestro A.G.	25,300
332	Nutrien Ltd.	24,955
434	Olin Corp.	24,963
		75,218
	COMMERCIAL SERVICES — 3.0%
90	Avis Budget Group, Inc.*	18,664
56	United Rentals, Inc.*	18,608
		37,272
	DIVERSIFIED FINANCIAL SERVICES — 5.5%
236	Capital One Financial Corp.	34,241
878	Jefferies Financial Group, Inc.	34,067
		68,308
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.2%
408	ABB Ltd.	15,627
	IRON/STEEL — 10.1%
772	ArcelorMittal	24,737
1,196	Cleveland-Cliffs, Inc.*	26,037
218	Nucor Corp.	24,885
402	Steel Dynamics, Inc.	24,952
1,068	United States Steel Corp.	25,429
		126,040

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 0.9%
200	Hitachi Ltd.	$10,832
	MACHINERY-DIVERSIFIED — 3.0%
970	CNH Industrial N.V.	18,847
54	Deere & Co.	18,516
		37,363
	MINING — 2.0%
612	Anglo American PLC	24,984
	OIL & GAS — 24.9%
1,230	APA Corp.	33,075
686	Canadian Natural Resources Ltd.	28,987
470	ConocoPhillips	33,925
772	Devon Energy Corp.	34,007
2,004	ENI S.p.A.	27,880
382	EOG Resources, Inc.	33,933
2,086	Marathon Oil Corp.	34,252
1,146	Suncor Energy, Inc.	28,674
890	Tourmaline Oil Corp.	28,734
1,784	Woodside Petroleum Ltd.	28,464
		311,931
	TRANSPORTATION — 1.2%
244	Deutsche Post A.G.	15,706
	TOTAL COMMON STOCKS
	(Cost $1,015,150)	1,012,032
	EXCHANGE-TRADED FUNDS — 18.7%
1,484	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF	34,117
316	Aberdeen Standard Physical Precious Metals Basket Shares ETF*	28,267
368	Invesco KBW Bank ETF	24,965
2,432	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	34,194
306	IShares U.S. Home Construction ETF	25,374
500	Schwab U.S. TIPS ETF	31,445
262	Vaneck Agribusiness ETF	25,000

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
610	Vanguard Short-Term Inflation-Protected Securities ETF	$31,354
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $235,008)	234,716
	TOTAL INVESTMENTS — 99.6%
	(Cost $1,250,158)	1,246,748
	Other Assets in Excess of Liabilities — 0.4%	4,763
	TOTAL NET ASSETS — 100.0%	$1,251,511

PLC – Public Limited Company
ETF – Exchange-Traded Fund

*Non-income producing security.